Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 111,283	$ 118,326	$ 91,865
Cost of revenue	69,662	70,090	52,559
Gross profit	41,621	48,236	39,306
Operating expenses
Engineering, research, and development	9,311	4,346	2,643
Sales and marketing	10,051	6,947	5,200
General and administrative	37,707	21,318	17,634
Total operating expenses	57,069	32,611	25,477
Income/(loss) from operations	(15,448)	15,625	13,829
Other income/(expenses), net	236	(176)	(746)
Income/(loss) before income taxes	(15,212)	15,449	13,083
Provision/(benefit) for income taxes	(2,613)	4,642	3,855
Net income/(loss)	(12,599)	10,807	9,228
Foreign currency translation adjustments, net of tax	(4)
Comprehensive income/(loss)	$ (12,603)	$ 10,807	$ 9,228
Earnings/(loss) per share
Basic (in Dollars per share)	$ (0.28)	$ 0.49	$ 0.46
Diluted (in Dollars per share)	$ (0.28)	$ 0.49	$ 0.46
Weighted average shares outstanding
Basic (in Shares)	44,737	21,118	20,217
Diluted (in Shares)	44,737	21,122	20,217